Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 10,521	¥ 25,400	¥ 21,794
Gross amount of increases for current year’s tax positions	0	32	451
Gross amount of increases for prior years’ tax positions	40,882	0	279
Gross amount of decreases for prior years’ tax positions	(23)	(16,719)	(166)
Net amount of changes relating to settlements with tax authorities	(2,258)	0	0
Decreases due to lapse of applicable statutes of limitations	(772)	0	(116)
Foreign exchange translation and other	2,430	1,808	3,158
Balance at end of fiscal year	¥ 50,780	¥ 10,521	¥ 25,400